INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories
Total inventories	$ 72	$ 125
Gross carrying amount
Inventories
Telephone handsets and accessories for sale	65	117
SIM-Cards	16	16
Other inventory	16	18
Accumulated impairment
Inventories
Total inventories	$ (25)	$ (26)